Fair Value Measurements (Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2011	Dec. 31, 2010
Carrying Value [Member]
Debt Instrument [Line Items]
4.70% Senior Notes	$ 1,470.5
3.25% Senior Notes	992.4
7.20% Debentures	148.9	148.9
6.36% Bonds, including current maturities	63.4	63.4
4.65% Bonds, including current maturities	45.0	45.0
Estimate Fair Value [Member]
Debt Instrument [Line Items]
4.70% Senior Notes	1,488.9
3.25% Senior Notes	1,001.1
7.20% Debentures	168.4	165.0
6.36% Bonds, including current maturities	70.8	71.9
4.65% Bonds, including current maturities	$ 50.0	$ 50.6